Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 67.7%
Ampol Ltd.	259,058	$6,007,211
ANZ Group Holdings Ltd.	3,269,459	61,707,447
APA Group	1,395,130	7,678,724
Aristocrat Leisure Ltd.	622,711	18,719,571
ASX Ltd.	211,021	8,787,480
Aurizon Holdings Ltd.	2,001,387	4,918,092
BHP Group Ltd.	5,513,251	164,087,223
BlueScope Steel Ltd.	481,438	6,794,000
Brambles Ltd.	1,513,899	14,390,427
CAR Group Ltd.	389,499	9,095,013
Cochlear Ltd.	71,199	15,342,819
Coles Group Ltd.	1,456,080	15,963,010
Commonwealth Bank of Australia	1,819,638	145,442,180
Computershare Ltd.	581,870	10,284,527
CSL Ltd.	525,343	98,338,069
Dexus	1,169,245	5,304,779
Endeavour Group Ltd./Australia	1,658,885	5,499,281
Fortescue Ltd.	1,840,925	30,421,574
Goodman Group	1,858,137	41,760,681
GPT Group (The)	2,082,420	5,841,829
Insurance Australia Group Ltd.	2,602,373	10,778,753
James Hardie Industries PLC(a)	472,886	14,741,150
Lottery Corp. Ltd. (The)	2,419,632	7,879,394
Macquarie Group Ltd.	395,502	50,494,447
Medibank Pvt Ltd.	2,995,623	7,444,242
Mineral Resources Ltd.	190,995	9,177,070
Mirvac Group	4,260,972	5,596,292
National Australia Bank Ltd.	3,373,004	76,396,918
Northern Star Resources Ltd.	1,249,605	11,946,529
Orica Ltd.	528,445	6,466,741
Origin Energy Ltd.	1,872,796	12,745,145
Pilbara Minerals Ltd.	3,108,269	7,912,942
Pro Medicus Ltd.	62,436	4,990,001
Qantas Airways Ltd.(a)	867,978	3,567,171
QBE Insurance Group Ltd.	1,633,256	19,417,966
Ramsay Health Care Ltd.	199,813	6,288,258
REA Group Ltd.	57,556	7,197,830
Reece Ltd.	246,573	4,279,730
Rio Tinto Ltd.	403,548	34,710,964
Santos Ltd.	3,530,648	17,939,607
Scentre Group	5,647,543	11,916,930
SEEK Ltd.	387,246	5,831,529
Seven Group Holdings Ltd.	216,644	5,678,535
Sonic Healthcare Ltd.	496,134	8,075,615
South32 Ltd.	4,923,748	13,045,710
Stockland	2,595,090	7,819,786
Suncorp Group Ltd.	1,383,132	14,690,615
Telstra Group Ltd.	4,396,278	10,182,005
Transurban Group	3,361,498	28,092,288
Treasury Wine Estates Ltd.	882,100	6,668,356
Vicinity Ltd.	4,206,454	5,498,588
Washington H Soul Pattinson & Co. Ltd.	255,065	5,290,615
Wesfarmers Ltd.	1,233,618	53,515,835
Westpac Banking Corp.	3,775,791	65,568,373
WiseTech Global Ltd.	181,245	11,779,904
Woodside Energy Group Ltd.	2,064,127	38,193,642
Woolworths Group Ltd.	1,327,985	28,006,492
Xero Ltd.(a)	157,315	14,283,296
		1,330,493,201
Security	Shares	Value

Hong Kong — 17.5%
AIA Group Ltd.	12,216,814	$94,890,386
BOC Hong Kong Holdings Ltd.	4,023,000	12,645,882
CK Asset Holdings Ltd.	2,108,232	8,350,359
CK Hutchison Holdings Ltd.	2,914,732	14,232,880
CK Infrastructure Holdings Ltd.	688,708	3,983,510
CLP Holdings Ltd.	1,785,000	14,143,555
Futu Holdings Ltd., ADR(a)	61,194	4,598,117
Galaxy Entertainment Group Ltd.	2,377,000	11,452,853
Hang Seng Bank Ltd.	831,300	11,582,827
Henderson Land Development Co. Ltd.	1,580,442	4,945,143
HKT Trust & HKT Ltd., Class SS	4,185,338	4,877,585
Hong Kong & China Gas Co. Ltd.	12,171,253	9,469,706
Hong Kong Exchanges & Clearing Ltd.	1,290,700	43,659,400
Hongkong Land Holdings Ltd.	1,206,100	4,099,987
Jardine Matheson Holdings Ltd.	171,800	6,331,591
Link REIT	2,791,063	11,768,274
MTR Corp. Ltd.	1,689,786	5,742,025
Power Assets Holdings Ltd.	1,510,500	8,386,806
Sands China Ltd.(a)	2,643,600	6,335,835
Sino Land Co. Ltd.	4,230,800	4,502,591
SITC International Holdings Co. Ltd.	1,463,000	3,753,009
Sun Hung Kai Properties Ltd.	1,575,000	15,218,450
Swire Pacific Ltd., Class A	460,500	4,008,493
Swire Properties Ltd.	1,304,400	2,399,158
Techtronic Industries Co. Ltd.	1,495,707	18,399,818
WH Group Ltd.(b)	9,132,500	6,223,394
Wharf Holdings Ltd. (The)	1,147,850	3,419,229
Wharf Real Estate Investment Co. Ltd.	1,827,600	5,317,606
		344,738,469
New Zealand — 1.7%
Auckland International Airport Ltd.	1,448,243	6,943,832
Fisher & Paykel Healthcare Corp. Ltd.	634,843	11,512,020
Mercury NZ Ltd.	751,048	3,083,950
Meridian Energy Ltd.	1,407,028	5,846,724
Spark New Zealand Ltd.	1,984,224	5,092,257
		32,478,783
Singapore — 12.4%
CapitaLand Ascendas REIT	4,059,880	7,867,192
CapitaLand Integrated Commercial Trust	5,854,338	8,527,204
CapitaLand Investment Ltd/Singapore	2,828,200	5,589,333
DBS Group Holdings Ltd.	2,165,910	57,755,753
Genting Singapore Ltd.	6,571,900	4,432,798
Grab Holdings Ltd., Class A(a)	2,285,471	8,387,679
Keppel Ltd.	1,583,300	7,894,072
Mapletree Logistics Trust	247,197	244,549
Oversea-Chinese Banking Corp. Ltd.	3,681,124	39,616,580
Sea Ltd., ADR(a)(c)	398,162	26,883,898
Sembcorp Industries Ltd.	979,300	3,700,594
Singapore Airlines Ltd.(c)	1,618,450	8,127,077
Singapore Exchange Ltd.	918,600	6,511,269
Singapore Technologies Engineering Ltd.	1,695,600	5,258,772
Singapore Telecommunications Ltd.	8,976,528	16,512,766
United Overseas Bank Ltd.	1,374,500	31,341,424
Wilmar International Ltd.	2,088,300	4,789,251
		243,440,211

Total Long-Term Investments — 99.3%
(Cost: $2,005,121,798)		1,951,150,664

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	4,136,351	$4,137,592
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	760,000	760,000

Total Short-Term Securities — 0.3%
(Cost: $4,897,078)		4,897,592

Total Investments — 99.6%
(Cost: $2,010,018,876)		1,956,048,256

Other Assets Less Liabilities — 0.4%		8,414,680

Net Assets — 100.0%		$1,964,462,936

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,545,074	$—	$(5,412,761	)(a)	$8,123	$(2,844)	$4,137,592	4,136,351	$52,274	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	—	(60,000	)(a)	—	—	760,000	760,000	55,510		—
					$8,123	$(2,844)	$4,897,592		$107,784		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
SPI 200 Index	84	06/20/24	$10,835	$(21,898)
MSCI Singapore Index	163	06/27/24	3,734	(27,460)
				$(49,358)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$72,348,477	$1,878,802,187	$—	$1,951,150,664
Short-Term Securities
Money Market Funds	4,897,592	—	—	4,897,592
	$77,246,069	$1,878,802,187	$—	$1,956,048,256
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(49,358)	$—	$(49,358)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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